Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable

Convertible notes payable as of June 30, 2025 and December 31, 2024 is as follows:

	Outstanding Principal as of	Outstanding Principal as of				Warrants Granted
	June 30, 2025	December 31, 2024	Interest Rate	Conversion Price	Maturity Date	Quantity	Exercise Price
The March 13, 2024 Loan Agreement	$1,100,000	$1,100,000	10%	8.50	Sep 2025	–	–
The First April 2nd Loan Agreement	94,673	105,370	18	2.50	Sep 2025	11,112	$5
The November 22, 2024 Loan Agreement	30,000	30,000	18	1.00	Sep 2025	120,000	$0.87
	1,224,673	1,235,370
Less: Debt Discount	–	(19,212)
Total	$1,224,673	$1,216,158

Convertible notes payable as of December 31, 2024 and December 31, 2023 is as follows:

	Outstanding Principal as of	Outstanding Principal as of					Warrants Granted
Note Name	December 31, 2024	December 31, 2023	Interest Rate	Conversion Price		Maturity Date	Quantity	Exercise Price
The First May 2022 Convertible Note Offering	$–	$495,000	18%	$1,000	(*)	Nov 2022	4,000	$ 1,500 – $3,000
The Second May 2022 Convertible Note Offering	–	495,000	18	1,000	(*)	Nov 2022	4,000	$ 1,500 – $3,000
The July 2022 Convertible Note Offering	–	1,756,159	18	5.00	(*)	Mar 2023	4,300	$5
The December 2022 Convertible Loan Agreement	–	250,000	–	12.50	(*)	Apr 2023	1,125	$100
The January 2023 Convertible Loan Agreement	–	847,500	–	12.50	(*)	Jun 2023	–	–
The February 2023 Convertible Loan Agreement	–	1,387,500	–	12.50	(*)	Jun 2023	–	–
The April 2023 Loan Agreement	–	65,167	10		(*)	Apr 2024	–	–
The May 16 2023 Loan Agreement	–	213,878	10	5.00		Apr 2024	4,400	$63
The May 24 2023 Loan Agreement	–	31,146	10		(*)	Feb 2024	–	–
The June 2023 Loan Agreement	–	50,600	–	5.00	(*)	Dec 2023	173	$100
The July 2023 Loan Agreement	–	143,000	10		(*)	Jul 2024	–	–
The October 2023 Loan Agreement	–	111,111	–	8.00	(*)	Oct 2024	–	–
The March 13, 2024 Loan Agreement	1,100,000	–	10	8.50	(*)	Sep 2025	–	–
The First April 2nd Loan Agreement	105,370	–	–	2.50		Jul 2025	11,112	$5
The November 22, 2024 Loan Agreement	30,000	–	18	1.00	(*)	Jul 2025	120,000	$0.87
	1,235,370	5,846,061
Less: Debt Discount	(19,213)	(323,887)
Less: Debt Issuance Cost	–	–
Total	$1,216,158	$5,535,111

(*)	As subject to adjustment as further outlined in the notes